Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2018
Long-Term Debt, net
Schedule of company's long-term debt, net

Long‑term debt consisted of the following (in thousands):

	Balance as of	Balance as of
	December 31,	December 31,
Credit Facility	2018	2017
The Royal Bank of Scotland $475.5 mil. Facility	$474,743	$634,864
The Royal Bank of Scotland (January 2011 Facility)	—	24,316
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank $382.5 mil. Facility	379,762	622,851
HSH Nordbank AG - Aegean Baltic Bank - Piraeus Bank (January 2011 Facility)	—	17,205
Citibank $114 mil. Facility	110,644	117,316
Credit Suisse $171.8 mil. Facility	167,990	176,189
Citibank – Eurobank $37.6 mil. Facility	35,544	37,645
Club Facility $206.2 mil.	202,439	220,689
Sinosure Cexim - Citibank - ABN Amro $203.4 mil. Facility	61,020	81,360
Citibank $123.9 mil. Facility	122,523	—
Citibank $120 mil. Facility	115,973	—
Deutsche Bank	—	156,062
ABN Amro-Bank of America Merrill Lynch-Burlington Loan Management-National Bank of Greece	—	199,302
ABN Amro - Bank of America Merrill Lynch - Burlington Loan Management - National Bank of Greece (January 2011 Credit Facility)	—	8,771
The Export - Import Bank of Korea & ABN Amro	—	23,109
Fair value of debt	(26,065)	—
Comprehensive Financing Plan exit fees accrued	21,583	21,099
Total long-term debt	$1,666,156	$2,340,778
Less: Deferred finance costs, net	(44,271)	(11,177)
Less: Current portion	(113,777)	$(2,329,601)
Total long-term debt net of current portion and deferred finance cost	$1,508,108	—

Schedule of debt maturities of long-term debt

After giving effect to the debt refinancing consummated on August 10, 2018, scheduled debt maturities of total long-term debt subsequent to December 31, 2018 are as follows (in thousands):

			Total
	Fixed principal	Final	principal
Payments due by period ended	repayments	payments *	payments
December 31, 2019	$113,777	—	$113,777
December 31, 2020	119,674	—	119,674
December 31, 2021	119,603	—	119,603
December 31, 2022	89,773	—	89,773
December 31, 2023	77,194	$864,118	941,312
Thereafter	—	286,499	286,499
Total long-term debt	$520,021	$1,150,617	$1,670,638

*The final payments include the unamortized remaining principal debt balances under the new credit facilities, as such amount will be determinable following the fixed amortization. As mentioned above, the Company is also subject to variable principal amortization based on actual free cash flows, which are included under “Final payments ” in this table.